22. LEASES (Details) $ in Thousands	Dec. 31, 2017 CLP ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	$ 49,376
Short-term portion
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	37,037
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	378,581
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	$ 81,758